FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value of held-to-maturity securities

	Carrying
	Amount	Fair Value
$35.0 million Senior Secured Notes	$3,424,273	$3,792,768